Warrants - Common Stock Warrants Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	5,447,940
Warrants, Ending Balance	13,219,597	5,447,940
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	5,447,940	274,420
Warrants granted	26,617,714	5,331,520
Warrants Exercised	(17,547,639)	(158,000)
Warrants Expired	1,298,418
Warrants, Ending Balance	13,219,597	5,447,940	274,420
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 4.17	$ 8.00
Weighted Average Exercise Price, Granted	2.71	3.91
Weighted Average Exercise Price, Exercised	2.47	0.20
Weighted Average Exercise Price, Expired	2.48
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 2.71	$ 4.17	$ 8.00
Warrants Weighted Average Remainder Contractual Terms Granted	4 years 3 months 18 days	5 years 6 months
Weighted Average Remainder Contractual Term in Years, Exercised	4 years	6 years 7 months 6 days
Weighted Average Remainder Contractual Term in Years, Expired	3 years 4 months 24 days	0 years
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding	4 years 8 months 12 days	4 years 10 months 24 days	4 years 2 months 12 days